SUPPLEMENT DATED DECEMBER 14, 2009
TO

PROSPECTUS DATED MAY 1, 2008
FOR FUTURITY II

PROSPECTUS DATED JULY 18, 2006
FOR FUTURITY FOCUS

AND PROSPECTUS DATED MAY 1, 2006
FOR FUTURITY

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

On November 12, 2009, shareholders approved the mergers of the following portfolios of the Credit Suisse Trust after the close of business on December 11, 2009:

Credit Suisse Trust International Equity Flex I Portfolio	merged with and into	Credit Suisse Trust International Equity Flex III Portfolio

Credit Suisse Trust International Equity Flex II Portfolio	merged with and into	Credit Suisse Trust International Equity Flex III Portfolio

Credit Suisse Trust International Equity Flex I Portfolio and Credit Suisse Trust International Equity Flex II Portfolio are no longer available for investment and all references to these portfolios are hereby deleted from each of the prospectuses listed above.

Please retain this supplement with your prospectus for future reference.

Focus, Futurity II, Futurity 12/09